Earnings per Share - Reconciliation of Net Income (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share Reconciliation [Abstract]
Net income (loss) attributable to Ecovyst Inc.	$ (302,434)	$ 7,514	$ 15,925	$ 224	$ 19,103	$ 26,704	$ 30,578	$ 3,154	$ (278,771)	$ 79,539	$ 58,300
Weighted average shares outstanding – Basic	135,406,081	135,106,969	135,083,126	135,240,897	134,912,212	134,511,819	134,142,552	133,946,308	135,528,977	134,389,667	133,380,567
Weighted average shares outstanding – Diluted	136,284,272	135,106,969	135,671,830	135,240,897	136,151,739	135,649,710	135,323,024	133,946,308	136,450,953	135,548,694	134,684,931
Basic (loss) income per share	$ (2.23)	$ 0.06	$ 0.12	$ 0	$ 0.14	$ 0.20	$ 0.23	$ 0.02	$ (2.06)	$ 0.59	$ 0.44
Diluted (loss) income per share	$ (2.22)	$ 0.06	$ 0.12	$ 0	$ 0.14	$ 0.20	$ 0.23	$ 0.02	$ (2.04)	$ 0.59	$ 0.43